Summary of Significant Accounting Policies - Going concern (Details) $ in Millions	12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jan. 12, 2024 USD ($)	Jan. 09, 2024 shares	Dec. 19, 2023 USD ($)	Dec. 19, 2023 EUR (€)	Feb. 13, 2023 AUD ($)	Jan. 27, 2023 AUD ($)	Jan. 27, 2023 EUR (€)
Disclosure of joint ventures [line items]
Net loss	$ 293,445,000	$ 15,217,000	$ 6,193,000
Cash flows from (used in) operating activities	(40,309,000)	(9,051,000)	$ (4,110,000)
Net current assets	3,600,000
Net liabilities	8,300,000
Number of ordinary shares issued (in shares) | shares					681,620
Borrowings and other financial liabilities	12,821,000	7,134,000
Loans and receivables, category | ARENA
Disclosure of joint ventures [line items]
Financial assets								$ 65.0	$ 19.5
Loans and receivables, category | Projekttrager | Mabanaft
Disclosure of joint ventures [line items]
Financial assets | €										€ 12,400,000
Loans and receivables, category | Australian Federal Government
Disclosure of joint ventures [line items]
Financial assets									$ 110.0
Promissory Note - EDF
Disclosure of joint ventures [line items]
Borrowings	5,400,000					$ 10,831,953	€ 10,000,000
Borrowings and other financial liabilities	5,869,000	0
Backstop Agreement - Nabors
Disclosure of joint ventures [line items]
Borrowings and other financial liabilities	6,953,000	$ 0		$ 7,000,000.0
Term Loan, Backstop Agreement - Nabors
Disclosure of joint ventures [line items]
Borrowings and other financial liabilities	$ 5,000,000.0